Transamerica JPMorgan Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS

At September 30, 2022

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 84.4%
International Alternative Fund - 6.3%
Transamerica Unconstrained Bond (A)	6,883,107	$ 59,470,047

International Equity Funds - 12.4%
Transamerica Emerging Markets Opportunities (A)	6,323,228	43,693,508
Transamerica International Equity (A)	2,045,393	31,028,611
Transamerica International Focus (A)	4,571,593	30,081,084
Transamerica International Small Cap Value (A)	1,224,903	12,922,723

		117,725,926

U.S. Alternative Fund - 3.4%
Transamerica BlackRock Global Real Estate Securities VP (A)	3,776,210	32,399,884

U.S. Equity Funds - 23.6%
Transamerica Janus Mid-Cap Growth VP (A)	117,916	3,384,192
Transamerica JPMorgan Enhanced Index VP (A)	1,587,246	29,332,312
Transamerica JPMorgan Mid Cap Value VP (A)	886,928	11,760,662
Transamerica Large Cap Value (A)	6,514,515	75,698,659
Transamerica Mid Cap Growth (A)	1,413,743	9,274,155
Transamerica Mid Cap Value Opportunities (A)	558,704	5,682,022
Transamerica Morgan Stanley Capital Growth VP (A)	2,179,423	9,240,754
Transamerica Small Cap Value (A)	3,337,613	19,758,667
Transamerica T. Rowe Price Small Cap VP (A)	18,325	166,944
Transamerica WMC US Growth VP (A)	2,308,603	58,961,715

		223,260,082

U.S. Fixed Income Funds - 31.3%
Transamerica Floating Rate (A)	1,309,216	11,612,750
Transamerica High Yield Bond (A)	1,163,788	8,821,513
Transamerica Intermediate Bond (A)	32,315,140	275,324,993

		295,759,256

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Mixed Allocation Fund - 7.4%
Transamerica PIMCO Total Return VP (A)	7,699,699	$ 70,067,256

Total Investment Companies (Cost $983,734,987)		798,682,451

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 2.9%
U.S. Treasury - 2.9%
U.S. Treasury Notes 0.13%, 01/31/2023 (B)	$ 27,615,700	27,295,950

Total U.S. Government Obligation (Cost $27,496,583)		27,295,950

REPURCHASE AGREEMENT - 12.3%
Fixed Income Clearing Corp., 1.10% (C), dated 09/30/2022, to be repurchased at $116,638,199 on 10/03/2022. Collateralized by a U.S. Government Obligation, 0.38%, due 07/15/2023, and with a value of $118,960,096.	116,627,509	116,627,509

Total Repurchase Agreement (Cost $116,627,509)		116,627,509

Total Investments (Cost $1,127,859,079)		942,605,910
Net Other Assets (Liabilities) - 0.4%		3,374,441

Net Assets - 100.0%		$ 945,980,351

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Notes	118	12/20/2022	$13,908,537	$13,223,375	$—	$(685,162)
30-Year U.S. Treasury Bonds	248	12/20/2022	34,040,619	31,348,750	—	(2,691,869)
CAD Currency	100	12/20/2022	7,598,813	7,239,500	—	(359,313)
S&P/TSX 60 Index	44	12/15/2022	7,691,163	7,109,567	—	(581,596)
TOPIX Index	63	12/08/2022	8,297,017	7,991,985	—	(305,032)
U.S. Treasury Ultra Bonds	382	12/20/2022	56,697,707	52,334,000	—	(4,363,707)

Total					$—	$(8,986,679)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Notes	(73)	12/30/2022	$(8,134,369)	$(7,848,070)	$286,299	$—
E-Mini Russell 2000® Index	(487)	12/16/2022	(46,588,715)	(40,659,630)	5,929,085	—
German Euro BOBL	(834)	12/08/2022	(100,094,939)	(97,879,074)	2,215,865	—
MSCI EAFE Index	(765)	12/16/2022	(70,309,311)	(63,517,950)	6,791,361	—
MSCI Emerging Markets Index	(790)	12/16/2022	(38,275,329)	(34,424,250)	3,851,079	—
S&P 500® E-Mini Index	(255)	12/16/2022	(51,726,997)	(45,919,125)	5,807,872	—

Total					$24,881,561	$—

Total Futures Contracts					$24,881,561	$(8,986,679)

Transamerica Series Trust	Page 1

Transamerica JPMorgan Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$798,682,451	$—	$—	$798,682,451
U.S. Government Obligation	—	27,295,950	—	27,295,950
Repurchase Agreement	—	116,627,509	—	116,627,509

Total Investments	$798,682,451	$143,923,459	$—	$942,605,910

Other Financial Instruments
Futures Contracts (E)	$24,881,561	$—	$—	$24,881,561

Total Other Financial Instruments	$24,881,561	$—	$—	$24,881,561

LIABILITIES
Other Financial Instruments
Futures Contracts (E)	$(8,986,679)	$—	$—	$(8,986,679)

Total Other Financial Instruments	$(8,986,679)	$—	$—	$(8,986,679)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of Transamerica Funds and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2022	Shares as of September 30, 2022	Dividend Income	Net Capital Gain Distributions
Transamerica BlackRock Global Real Estate Securities VP	$73,149,068	$1,568,750	$(20,176,046)	$(4,442,484)	$(17,699,404)	$32,399,884	3,776,210	$1,568,750	$—
Transamerica Core Bond	130,981,533	32,544,346	(143,562,104)	(21,140,248)	1,176,473	—	—	2,532,300	—
Transamerica Emerging Markets Opportunities	64,307,233	—	—	—	(20,613,725)	43,693,508	6,323,228	—	—
Transamerica Floating Rate	26,549,077	664,693	(13,941,330)	(910,893)	(748,797)	11,612,750	1,309,216	664,693	—
Transamerica High Yield Bond	43,967,425	1,087,731	(29,408,000)	(3,175,409)	(3,650,234)	8,821,513	1,163,788	1,087,731	—
Transamerica Intermediate Bond	147,062,390	158,482,083	—	—	(30,219,480)	275,324,993	32,315,140	2,974,933	—
Transamerica International Equity	46,923,120	—	(3,462,062)	511,859	(12,944,306)	31,028,611	2,045,393	—	—
Transamerica International Focus	46,917,788	—	(2,308,041)	684,454	(15,213,117)	30,081,084	4,571,593	—	—
Transamerica International Small Cap Value	19,071,735	—	—	—	(6,149,012)	12,922,723	1,224,903	—	—
Transamerica Janus Mid-Cap Growth VP	34,391,714	587,468	(27,782,700)	(1,733,244)	(2,079,046)	3,384,192	117,916	4,120	583,348
Transamerica JPMorgan Enhanced Index VP	38,432,563	4,213,553	—	—	(13,313,804)	29,332,312	1,587,246	670,173	3,543,380
Transamerica JPMorgan Mid Cap Value VP	14,129,953	2,566,870	—	—	(4,936,161)	11,760,662	886,928	316,314	2,250,556
Transamerica Large Cap Value	125,868,020	966,152	(31,176,864)	7,023,980	(26,982,629)	75,698,659	6,514,515	966,152	—
Transamerica Mid Cap Growth	14,278,806	—	—	—	(5,004,651)	9,274,155	1,413,743	—	—
Transamerica Mid Cap Value Opportunities	6,642,994	—	—	—	(960,972)	5,682,022	558,704	—	—
Transamerica Morgan Stanley Capital Growth VP	60,584,290	7,113,172	(20,346,048)	(22,341,727)	(15,768,933)	9,240,754	2,179,423	907,231	6,205,941
Transamerica PIMCO Total Return VP	119,788,644	2,002,319	(35,536,395)	(2,781,661)	(13,405,651)	70,067,256	7,699,699	2,002,319	—
Transamerica Short-Term Bond	4,269,770	—	(4,252,860)	52,847	(69,757)	—	—	3,232	—
Transamerica Small Cap Value	28,126,187	—	(3,233,670)	(1,119,692)	(4,014,158)	19,758,667	3,337,613	—	—
Transamerica T. Rowe Price Small Cap VP	230,918	63,574	—	—	(127,548)	166,944	18,325	5,173	58,401
Transamerica Unconstrained Bond	136,173,712	2,412,000	(66,933,460)	(4,808,294)	(7,373,911)	59,470,047	6,883,107	2,412,000	—
Transamerica WMC US Growth VP	56,805,879	34,018,119	—	—	(31,862,283)	58,961,715	2,308,603	1,224,954	10,383,716

Total	$1,238,652,819	$248,290,830	$(402,119,580)	$(54,180,512)	$(231,961,106)	$798,682,451	86,235,293	$17,340,075	$23,025,342

Transamerica Series Trust	Page 2

Transamerica JPMorgan Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(B)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $27,295,950.
(C)	Rate disclosed reflects the yield at September 30, 2022.
(D)	There were no transfers in or out of Level 3 during the period ended September 30, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(E)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATION:

CAD	Canadian Dollar

PORTFOLIO ABBREVIATIONS:

BOBL	Bundesobligationen (German Federal Government Securities)
EAFE	Europe, Australasia and Far East
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange

Transamerica Series Trust	Page 3

Transamerica JPMorgan Asset Allocation – Conservative VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica JPMorgan Asset Allocation – Conservative VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Pursuant to the requirements set forth in SEC Rule 2a-5, effective September 8, 2022, the Board has designated the Portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), to perform fair value determination on behalf of the Portfolio, subject to the oversight of the Board. TAM is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information needed to oversee TAM’s fair value determinations. All investments in securities are recorded at their estimated fair value. TAM values the Portfolio’s investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 4